Earnings / (Loss) per Share (EPS) (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of basic and diluted earnings / (loss) per share

The following table sets forth the computation of basic and diluted net earnings / (loss) per share for the years ended December 31, 2014, 2015 and 2016:

Basic EPS – Class A Common Shares

The two class method EPS is calculated as follows:

	Years Ended December 31,
	2014	2015	2016
Numerator
Net income / (loss)	$(51,796,181)	$(268,707,322)	$23,786,352
Less: (Net income) / loss attributable to non-vested share awards	832,333	4,606,096	(20,977)
Net income / (loss) attributable to common shareholders	$(50,963,848)	$(264,101,226)	$23,765,375

Denominator
Weighted average common shares outstanding, basic	613,844	644,260	4,392,688
Effect of convertible note, if converted to common shares	-	-	7,326,007
Weighted average common shares outstanding, diluted	613,844	644,260	11,718,695

Net income / (loss) per common share, basic	$(82.84)	$(409.93)	$5.41

Net income / (loss) per common share, diluted	$(82.84)	$(409.93)	$2.03